Employee Benefits - Outstanding Stock Options (Detail) - 12 months ended Dec. 31, 2018	€ / shares shares	$ / shares shares
Euro [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number of outstanding options | shares	116,889	116,889
Weighted average remaining contractual life of outstanding options (years)	4 years 9 months 5 days	4 years 9 months 5 days
United States of America, Dollars
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number of outstanding options | shares	70,299	70,299
Weighted average remaining contractual life of outstanding options (years)	5 years 2 months 13 days	5 years 2 months 13 days
0 - 10 [Member] | Euro [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise prices, minimum | € / shares	€ 0
Range of exercise prices, maximum | € / shares	10
0 - 10 [Member] | United States of America, Dollars
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise prices, minimum | $ / shares		$ 0
Range of exercise prices, maximum | $ / shares		10
10 - 15 [Member] | Euro [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise prices, minimum | € / shares	10
Range of exercise prices, maximum | € / shares	15
10 - 15 [Member] | United States of America, Dollars
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise prices, minimum | $ / shares		10
Range of exercise prices, maximum | $ / shares		$ 15
15 - 20 [Member] | Euro [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise prices, minimum | € / shares	15
Range of exercise prices, maximum | € / shares	€ 20
Number of outstanding options | shares	9,347	9,347
Weighted average remaining contractual life of outstanding options (years)	9 months 16 days	9 months 16 days
15 - 20 [Member] | United States of America, Dollars
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise prices, minimum | $ / shares		$ 15
Range of exercise prices, maximum | $ / shares		$ 20
Number of outstanding options | shares	0	0
Weighted average remaining contractual life of outstanding options (years)	0 years	0 years
20 - 25 [Member] | Euro [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise prices, minimum | € / shares	€ 20
Range of exercise prices, maximum | € / shares	€ 25
Number of outstanding options | shares	11,227	11,227
Weighted average remaining contractual life of outstanding options (years)	1 year 9 months 20 days	1 year 9 months 20 days
20 - 25 [Member] | United States of America, Dollars
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise prices, minimum | $ / shares		$ 20
Range of exercise prices, maximum | $ / shares		$ 25
Number of outstanding options | shares	0	0
Weighted average remaining contractual life of outstanding options (years)	0 years	0 years
25 - 40 [Member] | Euro [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise prices, minimum | € / shares	€ 25
Range of exercise prices, maximum | € / shares	€ 40
Number of outstanding options | shares	9,343	9,343
Weighted average remaining contractual life of outstanding options (years)	2 years 8 months 28 days	2 years 8 months 28 days
25 - 40 [Member] | United States of America, Dollars
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise prices, minimum | $ / shares		$ 25
Range of exercise prices, maximum | $ / shares		$ 40
Number of outstanding options | shares	10,212	10,212
Weighted average remaining contractual life of outstanding options (years)	1 year 10 months 25 days	1 year 10 months 25 days
40 - 50 [Member] | Euro [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise prices, minimum | € / shares	€ 40
Range of exercise prices, maximum | € / shares	€ 50
Number of outstanding options | shares	11,231	11,231
Weighted average remaining contractual life of outstanding options (years)	3 years 9 months 15 days	3 years 9 months 15 days
40 - 50 [Member] | United States of America, Dollars
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise prices, minimum | $ / shares		$ 40
Range of exercise prices, maximum | $ / shares		$ 50
Number of outstanding options | shares	950	950
Weighted average remaining contractual life of outstanding options (years)	2 years 7 months 15 days	2 years 7 months 15 days
50 - 60 [Member] | Euro [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise prices, minimum | € / shares	€ 50
Range of exercise prices, maximum | € / shares	€ 60
Number of outstanding options | shares	8,853	8,853
Weighted average remaining contractual life of outstanding options (years)	4 years 11 months 11 days	4 years 11 months 11 days
50 - 60 [Member] | United States of America, Dollars
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise prices, minimum | $ / shares		$ 50
Range of exercise prices, maximum | $ / shares		$ 60
Number of outstanding options | shares	3,760	3,760
Weighted average remaining contractual life of outstanding options (years)	3 years 7 months 28 days	3 years 7 months 28 days
60 - 70 [Member] | Euro [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise prices, minimum | € / shares	€ 60
Range of exercise prices, maximum | € / shares	€ 70
Number of outstanding options | shares	17,079	17,079
Weighted average remaining contractual life of outstanding options (years)	4 years 11 months 4 days	4 years 11 months 4 days
60 - 70 [Member] | United States of America, Dollars
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise prices, minimum | $ / shares		$ 60
Range of exercise prices, maximum | $ / shares		$ 70
Number of outstanding options | shares	729	729
Weighted average remaining contractual life of outstanding options (years)	4 years 23 days	4 years 23 days
70 - 80 [Member] | Euro [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise prices, minimum | € / shares	€ 70
Range of exercise prices, maximum | € / shares	€ 80
Number of outstanding options | shares	16,517	16,517
Weighted average remaining contractual life of outstanding options (years)	6 years 4 months 25 days	6 years 4 months 25 days
70 - 80 [Member] | United States of America, Dollars
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise prices, minimum | $ / shares		$ 70
Range of exercise prices, maximum | $ / shares		$ 80
Number of outstanding options | shares	1,422	1,422
Weighted average remaining contractual life of outstanding options (years)	4 years 3 months 18 days	4 years 3 months 18 days
80 - 90 [Member] | Euro [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise prices, minimum | € / shares	€ 80
Range of exercise prices, maximum | € / shares	€ 90
Number of outstanding options | shares	33,292	33,292
Weighted average remaining contractual life of outstanding options (years)	6 years 9 months 10 days	6 years 9 months 10 days
80 - 90 [Member] | United States of America, Dollars
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise prices, minimum | $ / shares		$ 80
Range of exercise prices, maximum | $ / shares		$ 90
Number of outstanding options | shares	15,155	15,155
Weighted average remaining contractual life of outstanding options (years)	5 years 9 months 10 days	5 years 9 months 10 days
90 - 100 [Member] | Euro [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise prices, minimum | € / shares	€ 90
Range of exercise prices, maximum | € / shares	€ 100
Number of outstanding options | shares	0	0
Weighted average remaining contractual life of outstanding options (years)	0 years	0 years
90 - 100 [Member] | United States of America, Dollars
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise prices, minimum | $ / shares		$ 90
Range of exercise prices, maximum | $ / shares		$ 100
Number of outstanding options | shares	38,071	38,071
Weighted average remaining contractual life of outstanding options (years)	6 years 1 month 18 days	6 years 1 month 18 days
100 - 110 [Member] | Euro [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise prices, minimum | € / shares	€ 100
Range of exercise prices, maximum | € / shares	€ 110
100 - 110 [Member] | United States of America, Dollars
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise prices, minimum | $ / shares		$ 100
Range of exercise prices, maximum | $ / shares		$ 110